Other Assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Components of Other within Other Assts
The components of other within other assets are as follows:

(Canadian $ in millions)	2023	2022

Accounts receivable, prepaid expenses and other items	5,278	3,634
Accrued interest receivable	4,097	2,726
Bank owned life insurance policies	6,306	4,509
Leased vehicles, net of accumulated amortization	124	263
Cash collateral	9,939	13,586
Due from clients, dealers and brokers	381	313
Insurance-related assets (1)	3,161	2,575
Other employee future benefits assets (Note 21)	81	51
Pension asset (Note 21)	1,225	1,267
Precious metals (2)	4,701	2,970
Total	35,293	31,894

(1)
Includes $1,073 million of investment properties ($1,001 million as at October 31, 2022) carried at cost less accumulated amortization. These investment properties support our insurance contract liabilities. The fair value, determined by external independent property valuers for disclosure purposes, is $1,326 million and categorized as Level 3
(refer to Note 17 for further information on fair value levels)
using models with unobservable market inputs ($1,184 million as at October 31, 2022).

(2)	Precious metals are recorded at fair value based on quoted prices in active markets.